Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Cash, cash equivalents and restricted cash
Cash at bank and in hand	$ 494	$ 641
Short term bank deposits	26	130
Restricted cash	10	13
Total cash and cash equivalents	$ 530	$ 784	[1]	$ 813		$ 602

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements